UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08703

BNY Mellon High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/2021

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon High Yield Strategies Fund

SEMIANNUAL REPORT September 30, 2021

BNY Mellon High Yield Strategies Fund

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

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DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from April 1, 2021 through September 30, 2021, as provided by Chris Barris and Kevin Cronk, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended September 30, 2021, BNY Mellon High Yield Strategies Fund produced a total return of 4.35% on a net-asset-value basis and a return of 8.75% on a market basis.1 Over the same time period, the fund provided aggregate income dividends of $0.129 per share. In comparison, the ICE BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, posted a total return of 3.74% for the same period.2

High yield corporate bonds produced positive returns over the reporting period, supported in part by accommodative policies and securities-buying programs of the U.S. Federal Reserve (the “Fed”), as well as risk-on investor sentiment, rising commodity prices and declining default rates. The fund outperformed the Index due in part to its overweight exposure to lower-rated securities, and in part to strong asset allocation in the high yield and structured credit areas of the market.

The Fund’s Investment Approach

The fund primarily seeks high current income. The fund also seeks capital growth as a secondary objective, to the extent consistent with its objective of seeking high current income. The fund invests primarily in fixed-income securities of below-investment-grade credit quality. Issuers of below-investment-grade securities may include companies in early stages of development and companies with a highly leveraged financial structure. To compensate investors for taking on greater risk, such companies typically must offer higher yields than those offered by more established or conservatively financed companies. The fund may invest up to 10% of its total assets in floating-rate loans.

Economic Growth Supports Lower-Credit-Rated Corporate Securities

U.S. Treasury yields declined during the first half of the reporting period against a backdrop of strong economic growth and rising inflation, as the United States began to emerge from the shadow of the COVID-19 pandemic. However, the spread of the Delta variant of COVID-19 slowed the rate of reopening, reversing it in some parts of the country, which caused U.S. growth rates to moderate. The closely watched Fed policy meeting in June signaled a more hawkish tone, with the open market policy committee indicating their expectation that interest rates would rise sooner than previously expected. Short-term Treasury rates rose after the meeting, while the 10-year yield fell, and the curve flattened. Corporate bonds outperformed government fixed-income securities, with high yield securities outpacing their investment-grade counterparts due to strong corporate earnings and low default rates. Although European government bonds benefited from optimism regarding pandemic recovery prospects, they underperformed their U.S. counterparts as the region lagged in vaccinations and economic growth.

The second half of the period saw a continuation of the trends that characterized the first half, with increasingly hawkish language from central banks and growing evidence of rising inflation. The Fed indicated that it might start tapering asset purchases before the end of the year, winding up the program by mid-2022, earlier than previously expected. U.S. and

European high yield markets continued to gain ground on generally positive economic data, while investment-grade bonds remained flat. Energy-related issues within the high yield market and issues with lower credit ratings tended to outperform higher-rated securities, while long duration outperformed short duration. Energy-related issues generated particularly strong returns as oil and gas prices rose sharply.

Performance Bolstered by Selection and Allocation

Security selection and sector allocation contributed positively to the fund’s performance during the period. Overweight allocation to lower-rated B and CCC corporate credits and underweight to higher-rated BB credits proved accretive to performance relative to the Index. Slightly greater exposure to U.S. than European credits also helped results, as did exposure to collateralized loan obligation (CLO) structured credit and bank credit. Within the high yield corporate sector, the fund benefited from a focus on bonds issued by television networks positioned to benefit from high levels of political and Olympic advertising spending. In health care, overweight exposure and strong selection emphasizing servicing and pharmaceutical companies further enhanced returns. Underweight exposure to the utilities and telecommunication services sectors, where we failed to find adequate compensation for investment risks, also proved additive.

Conversely, relative returns were constrained by underweight exposure to the energy sector, which rallied on soaring oil and gas prices. However, strong stock selection in energy partly compensated for the allocation-related shortfall. In technology, generally strong credit selection was undermined by the underperformance of credits issued by one hardware company that was negatively affected by supply bottlenecks. The fund’s mildly underweight, average duration position also detracted slightly.

Positioned for Continued Economic Growth

As the distribution and acceptance of COVID-19 vaccines continues to increase, and as the U.S. and European economies further recover from the pandemic, we expect the prevailing trends toward healthy corporate earnings and low default rates to remain intact during the coming months. Accordingly, we have continued to position the fund with overweight exposure to U.S. and European high yield credits rated B and CCC, and underweight exposure to credits rated BB. We are also maintaining the fund’s allocations to select structured products and bank loans. Among industries, we favor investments in credits issued by companies in the building

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

products, services and chemicals spaces. Due to relative value considerations, the fund holds underweight exposure in the telecommunications and utilities sectors.

October 15, 2021

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: FactSet — The ICE BofA Merrill Lynch U.S. High Yield Master II Constrained Index contains all securities in the ICE BofA Merrill Lynch U.S. High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2%, and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted, and the face values of their respective bonds are increased or decreased on a pro-rata basis. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

Collateralized Loan Obligations (“CLOs”) and other types of Collateralized Debt Obligations (“CDOs”) are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and other types of CDOs may be characterized by the fund as illiquid securities. In addition to the general risks associated with credit instruments, CLOs and other types of CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CLO or CDO is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

STATEMENT OF INVESTMENTS

September 30, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.8%
Advertising - 3.5%
Advantage Sales & Marketing, Sr. Scd. Notes		6.50	11/15/2028	2,075,000	[b,c]	2,165,512
Clear Channel International, Sr. Scd. Notes		6.63	8/1/2025	1,205,000	[c]	1,259,074
Clear Channel Outdoor Holdings, Gtd. Notes		7.50	6/1/2029	945,000	[b,c]	983,981
Clear Channel Outdoor Holdings, Gtd. Notes		7.75	4/15/2028	1,150,000	[b,c]	1,211,916
Outfront Media Capital, Gtd. Notes		5.00	8/15/2027	975,000	[b,c]	1,001,227
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	1,793,000	[b,c]	1,898,231
					8,519,941
Aerospace & Defense - 1.9%
Bombardier, Sr. Unscd. Notes		6.00	2/15/2028	554,000	[c]	560,978
Bombardier, Sr. Unscd. Notes		7.13	6/15/2026	1,130,000	[c]	1,187,912
TransDigm, Gtd. Notes		4.88	5/1/2029	1,389,000		1,393,959
TransDigm, Sr. Scd. Notes		6.25	3/15/2026	1,440,000	[b,c]	1,503,000
					4,645,849
Airlines - 1.3%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	836,000	[b,c]	1,035,595
American Airlines Group, Gtd. Notes		3.75	3/1/2025	1,357,000	[b,c]	1,224,489
United Airlines, Sr. Scd. Notes		4.63	4/15/2029	875,000	[b,c]	905,362
					3,165,446
Automobiles & Components - 5.0%
Clarios Global, Gtd. Notes		8.50	5/15/2027	2,905,000	[b,c]	3,093,825
Clarios Global, Sr. Scd. Notes		6.25	5/15/2026	568,000	[c]	597,479
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	2,970,000	[b,c]	3,114,200
Ford Motor, Sr. Unscd. Notes		5.29	12/8/2046	525,000	[b]	585,375
Ford Motor, Sr. Unscd. Notes		9.00	4/22/2025	1,030,000	[b]	1,239,893
Ford Motor Credit, Sr. Unscd. Notes		5.11	5/3/2029	1,620,000	[b]	1,812,375
Real Hero Merger Sub 2, Sr. Unscd. Notes		6.25	2/1/2029	1,285,000	[b,c]	1,334,903
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	315,000	[c]	335,143
					12,113,193
Building Materials - 3.2%
Builders FirstSource, Gtd. Notes		4.25	2/1/2032	851,000	[b,c]	871,211
Cornerstone Building Brands, Gtd. Notes		6.13	1/15/2029	855,000	[b,c]	909,912
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	3,049,000	[b,c]	3,060,815
Griffon, Gtd. Notes		5.75	3/1/2028	1,215,000	[b]	1,277,269
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	975,000	[c]	1,169,462

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.8% (continued)
Building Materials - 3.2% (continued)
PGT Innovations, Gtd. Notes		4.38	10/1/2029	325,000	[c]	327,845
					7,616,514
Chemicals - 8.1%
Consolidated Energy Finance, Gtd. Notes		5.63	10/15/2028	1,142,000		1,142,000
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	230,000	[b,c]	238,440
Consolidated Energy Finance, Sr. Unscd. Notes		6.88	6/15/2025	1,965,000	[b,c]	2,036,821
CVR Partners, Scd. Notes		9.25	6/15/2023	288,000	[c]	289,184
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	1,995,000	[b,c]	2,159,069
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	1,052,000	[b,c,d]	1,073,929
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75%	EUR	4.75	9/30/2024	1,750,000	[c,e]	1,989,358
Olympus Water US Holding, Sr. Scd. Notes		4.25	10/1/2028	2,433,000	[c,f]	2,400,726
Olympus Water US Holding, Sr. Unscd. Notes		6.25	10/1/2029	791,000	[c,f]	784,830
Polar US Borrower, Sr. Unscd. Notes		6.75	5/15/2026	1,817,000	[b,c]	1,830,655
Trinseo Materials Finance, Gtd. Bonds		5.13	4/1/2029	1,295,000	[c]	1,306,370
Unifrax Escrow Issuer, Sr. Scd. Notes		5.25	9/30/2028	1,051,000	[c]	1,065,451
Unifrax Escrow Issuer, Sr. Unscd. Notes		7.50	9/30/2029	341,000	[c]	349,873
Venator Finance, Gtd. Notes		5.75	7/15/2025	2,070,000	[b,c]	1,959,234
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	750,000	[b,c]	830,625
					19,456,565
Collateralized Loan Obligations Debt - 6.0%
Battalion X CLO, Ser. 2016-10A, Cl. DR2, 3 Month LIBOR +6.61%		6.74	1/25/2035	1,000,000	[c,e]	1,001,838
Chenango Park CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.80%		5.93	4/15/2030	1,000,000	[c,e]	988,389
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		5.13	4/18/2031	2,000,000	[b,c,e]	1,921,046
Crown Point 8 CLO, Ser. 2019-8A, Cl. E, 3 Month LIBOR +7.10%		7.23	10/20/2032	2,000,000	[c,e]	1,989,982
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. ER, 3 Month EURIBOR +6.20%	EUR	6.20	7/25/2035	1,000,000	[c,e]	1,141,934
Octagon Investment Partners 33 CLO, Ser. 2017-1A, Cl. D, 3 Month LIBOR +6.30%		6.43	1/20/2031	1,525,000	[b,c,e]	1,506,023
Octagon Investment Partners 39 CLO, Ser. 2018-3A, Cl. E, 3 Month LIBOR +5.75%		5.88	10/20/2030	2,000,000	[b,c,e]	1,968,268

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.8% (continued)
Collateralized Loan Obligations Debt - 6.0% (continued)
Octagon Investment Partners 46 CLO, Ser. 2020-2A, Cl. ER, 3 Month LIBOR +6.60%		6.71	7/15/2036	2,000,000	[c,e]	2,001,624
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.18	4/17/2031	2,000,000	[c,e]	1,881,346
					14,400,450
Commercial & Professional Services - 6.7%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	2,095,000	[b,c]	2,117,508
APX Group, Gtd. Notes		5.75	7/15/2029	1,516,000	[b,c]	1,498,490
APX Group, Sr. Scd. Notes		6.75	2/15/2027	870,000	[b,c]	925,332
HealthEquity, Gtd. Notes		4.50	10/1/2029	775,000	[c,f]	787,594
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	1,160,000		1,340,816
MPH Acquisition Holdings, Gtd. Notes		5.75	11/1/2028	564,000	[b,c]	532,128
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	1,610,000	[b,c]	1,666,591
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	3,550,000	[b,c]	3,437,074
The ADT Security, Sr. Scd. Notes		4.88	7/15/2032	740,000	[b,c]	747,400
The House of Finance, Sr. Scd. Notes	EUR	4.38	7/15/2026	290,000	[c]	345,311
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	2,200,000	[c]	2,620,127
					16,018,371
Consumer Discretionary - 11.6%
Allen Media, Gtd. Notes		10.50	2/15/2028	2,665,000	[b,c]	2,740,593
Ashton Woods USA, Sr. Unscd. Notes		4.63	8/1/2029	1,144,000	[b,c]	1,156,561
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	1,335,000	[b,c]	1,421,288
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	1,180,000	[b,c]	1,218,350
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,640,000	[c]	1,986,985
Boyd Gaming, Gtd. Notes		4.75	6/15/2031	1,115,000	[b,c]	1,151,237
Caesars Entertainment, Sr. Scd. Notes		6.25	7/1/2025	580,000	[b,c]	611,324
Caesars Entertainment, Sr. Unscd. Notes		4.63	10/15/2029	690,000	[c]	699,487
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	1,185,000	[b,c]	1,333,688
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	265,000	[c]	332,180
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	1,525,000	[c]	1,578,375
Cinemark USA, Gtd. Notes		5.88	3/15/2026	1,140,000	[b,c]	1,152,922
Everi Holdings, Gtd. Notes		5.00	7/15/2029	965,000	[b,c]	990,022
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	1,765,000	[b,c]	1,888,585
Lions Gate Capital Holdings, Gtd. Notes		5.50	4/15/2029	190,000	[b,c]	196,654
NCL Finance, Gtd. Notes		6.13	3/15/2028	2,170,000	[c]	2,255,097

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.8% (continued)
Consumer Discretionary - 11.6% (continued)
Royal Caribbean Cruises, Sr. Unscd. Notes		3.70	3/15/2028	602,000		577,541
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	1,670,000	[c]	1,710,546
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	8/31/2026	590,000	[c]	607,225
Scientific Games International, Gtd. Notes	EUR	5.50	2/15/2026	720,000	[c]	861,481
Scientific Games International, Gtd. Notes		7.25	11/15/2029	230,000	[c]	258,724
Scientific Games International, Gtd. Notes		8.25	3/15/2026	1,540,000	[c]	1,636,250
Station Casinos, Gtd. Notes		4.50	2/15/2028	745,000	[b,c]	757,740
Taylor Morrison Communities, Gtd. Notes		5.88	6/15/2027	545,000	[b,c]	621,981
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	95,000	[b,c]	102,364
					27,847,200
Diversified Financials - 7.8%
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	1,500,000	[b,c]	1,571,250
Encore Capital Group, Sr. Scd. Bonds	GBP	5.38	2/15/2026	695,000	[c]	985,433
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,665,000	[b,c]	1,729,577
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	910,000	[c]	1,284,118
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,565,000	[c]	1,898,200
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	2,015,000	[b]	2,108,194
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	2,555,000	[b,c]	2,635,112
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	900,000	[b,c]	943,245
Navient, Sr. Unscd. Notes		5.88	10/25/2024	915,000	[b]	977,906
Navient, Sr. Unscd. Notes		6.75	6/15/2026	1,525,000	[b]	1,684,942
Navient, Sr. Unscd. Notes		7.25	9/25/2023	855,000	[b]	933,463
PennyMac Financial Services, Gtd. Notes		5.75	9/15/2031	2,020,000	[c]	2,019,556
					18,770,996
Electronic Components - 1.0%
Wesco Distribution, Gtd. Notes		7.13	6/15/2025	780,000	[b,c]	833,336
Wesco Distribution, Gtd. Notes		7.25	6/15/2028	1,400,000	[b,c]	1,552,250
					2,385,586
Energy - 14.9%
Antero Midstream Partners, Gtd. Notes		5.75	3/1/2027	1,340,000	[b,c]	1,385,962

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.8% (continued)
Energy - 14.9% (continued)
Antero Midstream Partners, Gtd. Notes	7.88	5/15/2026	555,000	[b,c]	607,842
Antero Resources, Gtd. Notes	5.38	3/1/2030	555,000	[b,c]	585,192
Antero Resources, Gtd. Notes	7.63	2/1/2029	1,079,000	[b,c]	1,207,671
Antero Resources, Gtd. Notes	8.38	7/15/2026	289,000	[b,c]	327,720
Apache, Sr. Unscd. Notes	5.10	9/1/2040	783,000	[b]	877,923
Archrock Partners, Gtd. Notes	6.25	4/1/2028	1,142,000	[b,c]	1,182,644
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	1,620,000	[b,c]	1,698,311
Blue Racer Midstream, Sr. Unscd. Notes	7.63	12/15/2025	510,000	[b,c]	552,075
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	1,585,000	[b,c]	1,617,255
Colgate Energy Partners III, Sr. Unscd. Notes	5.88	7/1/2029	810,000	[c]	817,104
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	1,219,000	[b,c]	1,256,119
Crestwood Midstream Partners, Gtd. Notes	6.00	2/1/2029	725,000	[b,c]	759,599
CrownRock, Sr. Unscd. Notes	5.00	5/1/2029	1,000,000	[b,c]	1,045,350
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	645,000	[b,c]	660,932
Endeavor Energy Resources, Sr. Unscd. Notes	5.75	1/30/2028	1,090,000	[b,c]	1,148,587
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	510,000	[b]	560,934
EQM Midstream Partners, Sr. Unscd. Notes	6.00	7/1/2025	485,000	[b,c]	532,263
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	605,000	[b,c]	681,230
Genesis Energy, Gtd. Notes	6.50	10/1/2025	2,060,000	[b]	2,052,419
Genesis Energy, Gtd. Notes	8.00	1/15/2027	850,000	[b]	861,743
Matador Resources, Gtd. Notes	5.88	9/15/2026	250,000		258,758
Occidental Petroleum, Sr. Unscd. Notes	6.13	1/1/2031	630,000	[b]	757,087
Occidental Petroleum, Sr. Unscd. Notes	6.38	9/1/2028	477,000	[b]	558,686
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	800,000	[b]	1,007,500
Occidental Petroleum, Sr. Unscd. Notes	7.50	5/1/2031	1,410,000	[b]	1,835,115
Occidental Petroleum, Sr. Unscd. Notes	8.88	7/15/2030	1,980,000	[b]	2,692,166
PDC Energy, Gtd. Notes	5.75	5/15/2026	853,000	[b]	889,252
PDC Energy, Gtd. Notes	6.13	9/15/2024	198,000	[b]	201,218
Precision Drilling, Gtd. Notes	6.88	1/15/2029	390,000	[c]	407,940

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.8% (continued)
Energy - 14.9% (continued)
Precision Drilling, Gtd. Notes		7.13	1/15/2026	250,000	[b,c]	257,285
Rockcliff Energy II, Sr. Unscd. Notes		5.50	10/15/2029	682,000	[c,f]	693,083
Southwestern Energy, Gtd. Notes		5.38	3/15/2030	680,000	[b]	734,723
Southwestern Energy, Gtd. Notes		5.38	2/1/2029	1,127,000	[b,c]	1,207,085
Southwestern Energy, Gtd. Notes		8.38	9/15/2028	475,000	[b]	538,641
Targa Resources Partners, Gtd. Notes		6.88	1/15/2029	1,250,000	[b]	1,402,156
USA Compression Partners, Gtd. Notes		6.88	9/1/2027	238,000		252,305
USA Compression Partners, Gtd. Notes		6.88	4/1/2026	1,738,000	[b]	1,811,868
					35,923,743
Environmental Control - 1.3%
Harsco, Gtd. Notes		5.75	7/31/2027	1,570,000	[b,c]	1,628,875
Verde Bidco, Sr. Scd. Notes	EUR	4.63	10/1/2026	559,000	[c,f]	660,857
Waste Pro USA, Sr. Unscd. Notes		5.50	2/15/2026	920,000	[b,c]	930,479
					3,220,211
Food Products - 1.6%
New Albertsons, Sr. Unscd. Bonds		8.00	5/1/2031	2,390,000	[b]	2,931,992
United Natural Foods, Gtd. Notes		6.75	10/15/2028	785,000	[b,c]	850,744
					3,782,736
Food Service - .3%
TKC Holdings, Sr. Unscd. Notes		10.50	5/15/2029	724,000	[b,c]	794,789
Forest Products & Paper - .6%
Ahlstrom-Munksjo Holding 3, Sr. Scd. Bonds		4.88	2/4/2028	1,325,000	[c]	1,337,919
Health Care - 12.8%
Air Methods, Sr. Unscd. Notes		8.00	5/15/2025	3,605,000	[b,c]	3,448,633
Bausch Health, Gtd. Notes		6.13	4/15/2025	1,094,000	[c]	1,117,959
Bausch Health, Gtd. Notes		6.25	2/15/2029	225,000	[c]	222,962
Bausch Health, Gtd. Notes		7.25	5/30/2029	145,000	[b,c]	148,803
Bausch Health, Gtd. Notes		9.00	12/15/2025	895,000	[b,c]	945,769
Bausch Health, Sr. Scd. Notes		4.88	6/1/2028	561,000	[c]	582,038
Bausch Health Americas, Gtd. Notes		9.25	4/1/2026	1,850,000	[b,c]	1,978,066
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	1,785,000	[c]	1,851,616
Chrome Holdco, Gtd. Notes	EUR	5.00	5/31/2029	850,000	[c]	1,012,048
Cidron Aida Finco, Sr. Scd. Bonds	GBP	6.25	4/1/2028	815,000	[c]	1,112,846
Community Health Systems, Scd. Notes		6.13	4/1/2030	1,685,000	[b,c]	1,639,572
Community Health Systems, Scd. Notes		6.88	4/15/2029	945,000	[b,c]	948,530
Community Health Systems, Sr. Scd. Notes		4.75	2/15/2031	660,000	[b,c]	664,950

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.8% (continued)
Health Care - 12.8% (continued)
Community Health Systems, Sr. Scd. Notes		5.63	3/15/2027	1,626,000	[b,c]	1,704,666
Grifols Escrow Issuer, Sr. Unscd. Notes		4.75	10/15/2028	692,000	[c,f]	707,916
Laboratoire Eimer Selas, Gtd. Notes	EUR	5.00	2/1/2029	510,000	[c]	611,790
Legacy LifePoint Health, Sr. Scd. Notes		6.75	4/15/2025	410,000	[b,c]	431,361
LifePoint Health, Gtd. Notes		5.38	1/15/2029	850,000	[b,c]	828,142
Mozart Debt Merger Sub, Sr. Unscd. Notes		5.25	10/1/2029	1,631,000		1,631,000
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	1,715,000	[b,c]	1,803,494
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	1,437,000	[b,c]	1,540,090
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	1,100,000	[b,c]	1,181,125
Surgery Center Holdings, Gtd. Notes		10.00	4/15/2027	1,000,000	[b,c]	1,081,250
Tenet Healthcare, Gtd. Notes		6.13	10/1/2028	1,565,000	[b,c]	1,646,004
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	1,680,000	[b,c]	1,745,100
Tenet Healthcare, Sr. Scd. Notes		7.50	4/1/2025	170,000	[b,c]	180,625
					30,766,355
Industrial - 3.1%
Gates Global, Gtd. Notes		6.25	1/15/2026	1,435,000	[b,c]	1,490,606
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	2,085,000	[b,c,d]	2,222,183
Promontoria Holding 264, Sr. Scd. Notes	EUR	6.75	8/15/2023	910,000		1,062,534
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,285,000	[b,c]	1,314,876
VM Consolidated, Gtd. Notes		5.50	4/15/2029	1,331,000	[b,c]	1,355,617
					7,445,816
Insurance - 1.8%
Alliant Holdings Intermediate, Sr. Unscd. Notes		6.75	10/15/2027	725,000	[b,c]	751,339
AmWINS Group, Sr. Unscd. Notes		4.88	6/30/2029	1,670,000	[b,c]	1,695,551
AssuredPartners, Sr. Unscd. Notes		7.00	8/15/2025	1,505,000	[b,c]	1,530,886
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	445,000	[b,c]	470,171
					4,447,947
Internet Software & Services - 2.3%
Endure Digital, Sr. Unscd. Notes		6.00	2/15/2029	2,895,000	[b,c]	2,754,520
Northwest Fiber, Sr. Scd. Notes		4.75	4/30/2027	512,000		512,000
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	2,395,000	[b,c]	2,385,636
					5,652,156
Materials - 5.0%
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	1,357,000	[b,c,d]	1,443,305
Ardagh Packaging Finance, Gtd. Notes		5.25	8/15/2027	1,960,000	[b,c]	1,997,975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.8% (continued)
Materials - 5.0% (continued)
Ardagh Packaging Finance, Sr. Unscd. Notes		5.25	8/15/2027	465,000	[b,c]	474,009
Graham Packaging, Gtd. Notes		7.13	8/15/2028	1,725,000	[b,c]	1,833,847
LABL, Sr. Unscd. Notes		10.50	7/15/2027	1,355,000	[b,c]	1,462,174
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	754,000	[b,c]	785,020
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	3,223,000	[b,c]	3,207,530
Titan Holdings II, Sr. Unscd. Notes	EUR	5.13	7/15/2029	770,000	[c]	906,961
					12,110,821
Media - 5.5%
Altice Financing, Sr. Scd. Bonds		5.75	8/15/2029	1,645,000	[c]	1,595,650
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	650,000	[b,c]	661,801
CSC Holdings, Sr. Unscd. Notes		7.50	4/1/2028	1,735,000	[b,c]	1,877,317
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	480,000	[b,c]	317,400
DISH DBS, Gtd. Notes		7.38	7/1/2028	940,000	[b]	998,130
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	2,593,000	[b,c]	2,647,660
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	970,000	[b,c]	996,854
Scripps Escrow II, Sr. Unscd. Notes		5.38	1/15/2031	1,010,000	[b,c]	994,471
Summer BidCo, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	1,242,443	[c,d]	1,475,479
TEGNA, Gtd. Notes		5.00	9/15/2029	870,000	[b]	897,231
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	655,000	[b,c]	687,953
					13,149,946
Metals & Mining - 1.2%
Arconic, Scd. Notes		6.13	2/15/2028	1,565,000	[b,c]	1,660,888
Hudbay Minerals, Gtd. Notes		4.50	4/1/2026	227,000	[c]	225,014
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	1,009,000	[c]	1,058,239
					2,944,141
Real Estate - 3.0%
Apollo Commercial Real Estate Finance, Sr. Scd. Notes		4.63	6/15/2029	285,000	[b,c]	276,823
Greystar Real Estate Partners, Sr. Scd. Notes		5.75	12/1/2025	835,000	[b,c]	849,274
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	3,125,000	[b,c]	3,167,969
Park Intermediate Holdings, Sr. Scd. Notes		4.88	5/15/2029	825,000	[b,c]	850,142
Starwood Property Trust, Sr. Unscd. Notes		5.50	11/1/2023	975,000	[b,c]	1,023,974
XHR, Sr. Scd. Notes		4.88	6/1/2029	1,130,000	[b,c]	1,162,024
					7,330,206

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 127.8% (continued)
Retailing - 8.9%
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	2,200,000	[b,c,d]	2,186,965
Golden Nugget, Sr. Unscd. Notes		6.75	10/15/2024	645,000	[b,c]	646,645
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	1,440,000	[b,c]	1,441,318
Macy's Retail Holdings, Gtd. Notes		4.50	12/15/2034	1,800,000	[b]	1,772,658
Park River Holdings, Gtd. Notes		5.63	2/1/2029	2,015,000	[b,c]	1,955,024
Park River Holdings, Sr. Unscd. Notes		6.75	8/1/2029	1,672,000	[b,c]	1,678,680
SRS Distribution, Gtd. Notes		6.13	7/1/2029	1,655,000	[b,c]	1,706,735
Staples, Sr. Scd. Notes		7.50	4/15/2026	1,790,000	[b,c]	1,817,754
Staples, Sr. Unscd. Notes		10.75	4/15/2027	2,520,000	[b,c]	2,457,000
The Very Group Funding, Sr. Scd. Bonds	GBP	6.50	8/1/2026	1,363,000	[c]	1,865,189
White Cap Buyer, Sr. Unscd. Notes		6.88	10/15/2028	2,270,000	[b,c]	2,397,869
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	1,432,000	[b,c,d]	1,481,046
					21,406,883
Technology Hardware & Equipment - .6%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	1,245,000	[c]	1,501,887
Telecommunication Services - 7.4%
Altice France, Sr. Scd. Notes		5.50	10/15/2029	1,472,000	[c,f]	1,458,999
Altice France, Sr. Scd. Notes		8.13	2/1/2027	1,305,000	[b,c]	1,405,811
Altice France Holding, Gtd. Notes		6.00	2/15/2028	1,620,000	[b,c]	1,558,310
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	2,295,000	[b,c]	2,394,718
CommScope, Gtd. Notes		8.25	3/1/2027	3,045,000	[b,c]	3,191,084
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	2,245,000	[b,c]	2,351,772
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	1,775,000	[b,c]	1,810,500
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	1,080,000	[b]	1,159,925
Intrado, Gtd. Notes		8.50	10/15/2025	902,000	[b,c]	897,431
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	650,000	[b,c]	659,543
ViaSat, Sr. Unscd. Notes		6.50	7/15/2028	890,000	[b,c]	938,478
					17,826,571
Utilities - 1.4%
Calpine, Sr. Unscd. Notes		5.00	2/1/2031	1,730,000	[b,c]	1,732,162
NRG Energy, Gtd. Notes		3.88	2/15/2032	443,000	[b,c]	438,570
Pike, Gtd. Notes		5.50	9/1/2028	1,265,000	[b,c]	1,290,787
					3,461,519
Total Bonds and Notes (cost $295,707,154)				308,043,757

Floating Rate Loan Interests - 8.7%
Chemicals - .9%
Flexsys, Term Loan B, 1 Month LIBOR +5.25%		6.00	8/12/2028	1,320,000	[e]	1,316,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 8.7% (continued)
Chemicals - .9% (continued)
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75% and 3 Month PRIME +3.75%		5.58	10/16/2025	970,708	[e]	970,708
					2,287,408
Commercial & Professional Services - .6%
Amentum Government Services, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%		5.50	1/31/2027	988,035	[e]	997,668
Travelport Finance Luxembourg, Term Loan, 3 Month LIBOR +8.00%		9.75	2/28/2025	391,348	[e]	406,932
					1,404,600
Consumer Discretionary - .5%
Silk Bidco, Facility Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.00	2/22/2025	1,000,000	[e]	1,099,089
Environmental Control - .3%
Waterlogic USA Holdings, Facility Term Loan B-2, 3 Month LIBOR +4.75%		4.89	8/12/2028	724,423	[e]	725,785
Health Care - 1.1%
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.25	4/22/2027	2,533,650	[e]	2,558,986
Industrial - .3%
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		5.00	3/8/2025	847,436	[e]	807,183
Information Technology - 2.2%
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		5.00	12/16/2025	875,600	[e]	878,201
ECL Entertainment, Term Loan B, 1 Month LIBOR +7.50%		8.25	4/30/2028	1,197,000	[e]	1,228,421
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%		4.50	6/13/2024	1,439,203	[e]	1,429,654
Ivanti Software, First Amendment Term Loan, 3 Month LIBOR +4.00%		4.75	12/1/2027	114,425	[e]	114,754
Ivanti Software, First Lien Initial Term Loan, 3 Month LIBOR +4.75%		5.75	12/1/2027	1,571,980	[e]	1,579,227
					5,230,257
Insurance - 1.2%
Asurion, New Term Loan B-4, 1 Month LIBOR +5.25%		5.33	1/15/2029	1,657,513	[e]	1,651,919

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 8.7% (continued)
Insurance - 1.2% (continued)
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.58	2/28/2025	1,243,246	[e]	1,243,246
				2,895,165
Materials - .5%
LABL, USD Facility Term Loan B, 1 Month LIBOR +4.00%	4.08	7/2/2026	1,286,869	[e]	1,287,030
Media - .9%
DIRECTV Financing, Closing Date Term Loan, 3 Month LIBOR +5.00%	5.75	8/2/2027	2,070,000	[e]	2,073,664
Telecommunication Services - .2%
Cyxtera DC Holdings, First Lien Initial Term Loan, 6 Month LIBOR +3.00%	4.00	5/1/2024	486,192	[e]	483,413
Total Floating Rate Loan Interests (cost $20,525,053)			20,852,580
			Shares
Common Stocks - .1%
Information Technology - .0%
Skillsoft			14,781	[g]	172,790
Media - .1%
Altice USA, Cl. A			8,400	[g]	174,048
Total Common Stocks (cost $319,764)			346,838

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 6.2%
Registered Investment Companies - 6.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $14,935,774)	0.06	14,935,774	[h] 14,935,774
Total Investments (cost $331,487,745)		142.8%	344,178,949
Liabilities, Less Cash and Receivables		(42.8%)	(103,134,783)
Net Assets		100.0%	241,044,166

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities were valued at $264,712,060 or 109.82% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of September 30, 2021.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Consumer, Cyclical	27.5
Consumer, Non-cyclical	22.6
Communications	19.9
Industrial	16.7
Energy	14.9
Financial	13.9
Basic Materials	10.8
Investment Companies	6.2
Collateralized Loan Obligations	6.0
Technology	2.9
Utilities	1.4
142.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 3/31/21 ($)	Purchases ($)†	Sales ($)	Value 9/30/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	8,206,846	72,825,820	(66,096,892)	14,935,774	6.2	2,829

† Includes reinvested dividends/distributions.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS September 30, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Goldman Sachs
Euro	750,000	United States Dollar	868,110	10/1/2021	671
United States Dollar	5,411,136	British Pound	4,000,000	10/28/2021	21,343
United States Dollar	22,008,952	Euro	18,845,000	10/28/2021	168,354
Gross Unrealized Appreciation					190,368

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	316,551,971	329,243,175
Affiliated issuers	14,935,774	14,935,774
Cash		1,447,537
Cash denominated in foreign currency	51,141	51,165
Receivable for investment securities sold		7,663,580
Dividends and interest receivable		5,211,037
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		190,368
Prepaid expenses		36,924
		358,779,560
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		215,806
Loan payable—Note 2		96,000,000
Payable for investment securities purchased		21,324,250
Interest payable—Note 2		77,960
Trustees’ fees and expenses payable		4,129
Other accrued expenses		113,249
		117,735,394
Net Assets ($)		241,044,166
Composition of Net Assets ($):
Paid-in capital		277,553,507
Total distributable earnings (loss)		(36,509,341)
Net Assets ($)		241,044,166

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	72,729,122
Net Asset Value Per Share ($)	3.31

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2021 (Unaudited)

Investment Income ($):
Income:
Interest	10,972,118
Dividends from affiliated issuers	2,829
Total Income	10,974,947
Expenses:
Management fee—Note 3(a)	1,268,039
Interest expense—Note 2	484,777
Professional fees	157,004
Registration fees	68,315
Prospectus and shareholders’ reports	47,426
Trustees’ fees and expenses—Note 3(c)	22,867
Shareholder servicing costs	10,538
Custodian fees—Note 3(b)	7,720
Chief Compliance Officer fees—Note 3(b)	4,202
Miscellaneous	27,867
Total Expenses	2,098,755
Investment Income—Net	8,876,192
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,842,343
Net realized gain (loss) on forward foreign currency exchange contracts	486,047
Net Realized Gain (Loss)	5,328,390
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(3,671,757)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	92,678
Net Change in Unrealized Appreciation (Depreciation)	(3,579,079)
Net Realized and Unrealized Gain (Loss) on Investments	1,749,311
Net Increase in Net Assets Resulting from Operations	10,625,503

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended September 30, 2021 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(128,869,245)
Proceeds from sales of portfolio securities	137,637,579
Net purchase (sales) of short-term securities	(6,728,928)
Dividends and interest received	11,003,163
Interest and loan fees paid	(486,136)
Paid to BNY Mellon Investment Adviser, Inc. and affiliates	(1,285,604)
Operating expenses paid	(340,788)
Net realized gain (loss) from forward foreign currency
exchange contracts transactions	486,047
Net Cash Provided (or Used) in Operating Activities		11,416,088
Cash Flows from Financing Activities ($):
Dividends paid to shareholders	(10,871,954)
Decrease in Cash Overdraft due to Custodian	(421,731)
Net Cash Provided (or Used) in Financing Activities		(11,293,685)
Effect of Foreign Exchange Rate Changes on Cash		(1,302)
Net Increase (Decrease) in Cash		121,101
Cash and cash denominated in foreign currency at beginning of period		1,377,601
Cash and Cash Denominated in Foreign Currency at End of Period		1,498,702
Reconciliation of Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash Provided
by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		10,625,503
Adjustments to Reconcile Net Increase in Net Assets
Resulting from Operations to Net Cash
Provided (or Used) in Operating Activities ($):
Increase in investments in securities at cost		(14,499,825)
Decrease in dividends and interest receivable		28,216
Increase in receivable for investment securities sold		(3,069,805)
Decrease in prepaid expenses		63,626
Decrease in Due to BNY Mellon Investment Adviser, Inc. and affiliates		(5,643)
Increase in payable for investment securities purchased		14,766,693
Decrease in interest and loan fees payable		(4,662)
Decrease in unamortized debt issuance cost		3,303
Increase in Trustees' fees and expenses payable		1,990
Decrease in other accrued expenses		(72,387)
Net change in unrealized (appreciation) depreciation on investments		3,579,079
Net Cash Provided (or Used) in Operating Activities		11,416,088
Supplemental Disclosure Cash Flow Information ($):
Non-cash financing activities:
Reinvestment of dividends		71,020

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Operations ($):
Investment income—net	8,876,192	17,654,303
Net realized gain (loss) on investments	5,328,390	(3,498,712)
Net change in unrealized appreciation (depreciation) on investments	(3,579,079)	56,059,899
Net Increase (Decrease) in Net Assets Resulting from Operations	10,625,503	70,215,490
Distributions ($):
Distributions to shareholders	(9,379,759)	(18,758,583)
Beneficial Interest Transactions ($):
Distributions reinvested	71,020	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	71,020	-
Total Increase (Decrease) in Net Assets	1,316,764	51,456,907
Net Assets ($):
Beginning of Period	239,727,402	188,270,495
End of Period	241,044,166	239,727,402
Capital Share Transactions (Shares):
Shares issued for distributions reinvested	21,434	-

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. These figures have been derived from the fund’s financial statements and market price data for the fund’s shares.

Six Months Ended
September 30, 2021		Year Ended March 31,
	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	3.30	2.59	3.32	3.42	3.56	3.26
Investment Operations:
Investment income—net[a]	.12	.24	.25	.26	.27	.29
Net realized and unrealized gain (loss) on investments	.02	.73	(.72)	(.08)	(.12)	.33
Total from Investment Operations	.14	.97	(.47)	.18	.15	.62
Distributions:
Dividends from investment income—net	(.13)	(.26)	(.26)	(.28)	(.29)	(.32)
Net asset value, end of period	3.31	3.30	2.59	3.32	3.42	3.56
Market value, end of period	3.23	3.09	2.27	3.07	3.19	3.39
Market Price Total Return (%)	8.75[b]	49.32	(19.39)	5.56	2.53	19.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.74[c]	1.85	2.77	2.84	2.35	2.12
Ratio of interest expense and loan fees to average net assets	.40[c]	.58	1.48	1.57	1.07	.83
Ratio of net investment income to average net assets	7.34[c]	7.87	7.49	7.87	7.57	8.30
Portfolio Turnover Rate	43.04[b]	85.59	70.93	61.37	47.03	53.96
Net Assets, end of period ($ x 1,000)	241,044	239,727	188,270	241,186	248,890	258,719
Average borrowings outstanding ($ x 1,000)	96,000	92,800	110,784	114,389	116,241	114,882
Weighted average number of fund
shares outstanding ($ x 1,000)	72,712	72,708	72,708	72,708	72,708	72,708
Average amount of debt per share ($)	1.32	1.28	1.52	1.57	1.60	1.58

a Based on average shares outstanding.

b Not Annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon High Yield Strategies Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, closed-end management investment company. The fund’s primary investment objective is to seek high current income. Under normal market conditions, the fund invests at least 65% of its total assets in income securities of U.S. issuers rated below investment grade quality or unrated income securities that BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serving as the fund’s investment manager and administrator, determines to be of comparable quality. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DHF.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly.

GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, equity securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Collateralized Loan Obligations	-	14,400,450	-	14,400,450
Corporate Bonds	-	293,643,307	-	293,643,307
Equity Securities - Common Stocks	346,838	-	-	346,838
Floating Rate Loan Interests	-	20,852,580	-	20,852,580
Investment Companies	14,935,774	-	-	14,935,774

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)(continued)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	190,368	-	190,368

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities-Common Stocks ($)
Balance as of 3/31/2021	413,875
Realized gain (loss)	157,201
Change in unrealized appreciation (depreciation)	(91,052)
Purchases/Issuances	-
Sales/Dispositions	(480,024)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 9/30/2021	-
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 9/30/2021	-

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund invests primarily in high yield debt securities. Below investment grade instruments are commonly referred to as “junk” or “high yield”

instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade instruments, though generally higher yielding, are characterized by higher risk. These instruments are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. The secondary market for below investment grade instruments may not be as liquid as the secondary market for more highly rated instruments, a factor which may have an adverse effect on the fund’s ability to dispose of a particular security. There are fewer dealers in the market for high yield instruments than for investment grade instruments. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high yield securities than for higher quality instruments. Under adverse market or economic conditions, the secondary market for below investment grade instruments could contract, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade instruments, especially in a market characterized by a low volume of trading.

The fund invests in collateralized loan obligations (“CLO”). Holders of CLOs and other types of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. Collateralized debt obligations (“CDO”), such as CLOs, may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and CDOs may be characterized by the fund as illiquid securities, especially investments in mezzanine and subordinated/equity tranches of CLOs; however, an active dealer market may exist for certain investments and more senior CLO tranches, which would allow such securities to be considered liquid in some circumstances. In addition to the general risks associated with credit instruments, CLOs and CDOs carry additional risks, including, but not

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

limited to:  (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the class of CLO held by the fund is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

The fund is permitted to invest up to 5% of its assets directly in the common stock of junk bond issuers. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company’s products or services.

The fund is permitted to invest up to 10% of the fund’s total assets in floating rate loans. Unlike publicly-traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Floating rate loans may not be considered to be “securities” for purposes of the anti-fraud protections of the federal securities laws, including those with respect to the use of material non-public information, so that purchasers, such as the fund, may not have the benefit of these protections.

(f) Dividends and distributions to Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Shareholders will have their distributions reinvested in additional shares of the fund, unless such shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent, will buy fund shares in the open market and reinvest those shares accordingly.

On September 27, 2021, the Board declared a cash dividend of $0.0215 per share from undistributed investment income-net, payable on October 27, 2021 to shareholders of record as of the close of business on October 13, 2021. The ex-dividend date was October 12, 2021.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended September 30, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $52,530,919 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2021. The fund has $14,413,548 of short-term capital losses and $38,117,371 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2021 was as follows: ordinary income $18,758,583. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Borrowings:

The fund has a $125,000,0000 Committed Facility Agreement with BNP Paribas Prime Brokerage International, Limited (the “BNPP Agreement”), which is an evergreen facility with a lock-up term of 179 days. Under the terms of the BNPP Agreement, the fund may make “Borrowings” on a collateralized basis with certain fund assets used as collateral, which amounted to $198,619,660 at September 30, 2021. The interest to be paid by the fund on such Borrowings is determined with reference to the principal amount of each Borrowings outstanding from time to time. Any commitment fees with respect to the BNPP Agreement have been waived and there is no fee in connection with any renewal thereof.

During the period ended September 30, 2021, total fees pursuant to the BNPP Agreement amounted to $484,777 of interest expense. These fees are included in Interest expense in the Statement of Operations.

The average amount of borrowings outstanding under the BNPP Agreement during the period ended September 30, 2021 was $96,000,000 with a related weighted average annualized interest rate of 1.01%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management and administration agreement with the Adviser, the management and administration fee is computed at the annual rate of .75% of the value of the fund’s average weekly total assets minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the “Managed Assets”) and is payable monthly.

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended September 30, 2021, the fund was charged $7,720 pursuant to the custody agreement.

The fund has an arrangement with the custodian whereby the fund will receive interest income or overdraft fees when cash balances are maintained. These fees, if any, are included in interest income in the Statement of Operations.

During the period ended September 30, 2021, the fund was charged $4,202 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $208,074, custodian fees of $5,609 and Chief Compliance Officer fees of $2,123.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended September 30, 2021, amounted to $143,217,077 and $140,635,688, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the LIBOR plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended September 30, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at September 30, 2021 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At September 30, 2021, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	190,368	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	190,368	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	190,368	-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of September 30, 2021:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Goldman Sachs	190,368		-	-	190,368

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended September 30, 2021:

Average Market Value ($)
Forward contracts	25,385,067

At September 30, 2021, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $12,881,572, consisting of $14,228,035 gross unrealized appreciation and $1,346,463 gross unrealized depreciation.

At September 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

ADDITIONAL INFORMATION (Unaudited)

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.im.bnymellon.com, under Investments. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-PORT or Form N-CSR for the period that includes the date as of which the information was current.

PROXY RESULTS (Unaudited)

The fund’s shareholders voted on the following proposal presented at the annual shareholders’ meeting held on August 17, 2021.

	Shares
	For	Authority Withheld
To elect three Class I Trustees: †
Francine J. Bovich	52,538,391	3,010,468
Stephen J. Lockwood	52,531,796	3,017,063

† The terms of these Class I Trustees expire in 2024.

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OFFICERS AND TRUSTEES
BNY Mellon High Yield Strategies Fund

240 Greenwich Street
New York, NY 10286

Trustees	Officers (continued)
Independent Board Members:	Assistant Treasurers (continued)
Joseph S. DiMartino, Chairman	Robert Salviolo
Francine J. Bovich	Robert Svagna
Andrew J. Donohue
Kenneth A. Himmel	Chief Compliance Officer
Stephen J. Lockwood	Joseph W. Connolly
Roslyn M. Watson
Benaree Pratt Wiley	Portfolio Managers
Interested Board Member:	Chris Barris
Brad Skapyak	Kevin Cronk
Officers
President
David DiPetrillo	Adviser
Chief Legal Officer	BNY Mellon Investment Adviser, Inc.
Peter M. Sullivan
Vice President and Secretary
James Bitetto	Custodian
Vice Presidents and Assistant Secretaries	The Bank of New York Mellon
Deirdre Cunnane	Counsel
Sarah S. Kelleher	K&L Gates LLP
Jeff Prusnofsky	Transfer Agent,
Amanda Quinn	Dividend Disbursing Agent
Natalya Zelensky	Computershare Inc.
Treasurer	Stock Exchange Listing
James Windels	NYSE Symbol: DHF
Assistant Treasurers	Initial SEC Effective Date
Gavin C. Reilly	4/23/98

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

BNY Mellon High Yield Strategies Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Registrar

Computershare Inc.

480 Washington Boulevard

Jersey City, NJ 07310

Dividend Disbursing Agent

Computershare Inc.

P.O. Box 30170

College Station, TX 77842

Ticker Symbol:	DHF

For more information about the fund, visit https://im.bnymellon.com/us/en/products/closed-end-funds.jsp. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0430SA0921

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The fund did not participate in a securities lending program during this period.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon High Yield Strategies Fund

By: /s/ David DiPetrillo
       David DiPetrillo
       President (Principal Executive Officer)

Date: November 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo
       David DiPetrillo
       President (Principal Executive Officer)

Date: November 22, 2021

By: /s/ James Windels
       James Windels
       Treasurer (Principal Financial Officer)

Date: November 22, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)